Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000017258 [Member] | Alimentation Couche Tard [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017258 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000017258 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000017258 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000017258 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000017258 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000017258 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017258 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000017258 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000017258 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000017258 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017258 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000017258 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000017258 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000017258 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000017258 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000017258 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000017258 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000017258 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017258 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.62%
C000146677 [Member] | Alimentation Couche Tard [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000146677 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000146677 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000146677 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000146677 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000146677 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000146677 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000146677 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000146677 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000146677 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000146677 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000146677 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000146677 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000146677 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000146677 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000146677 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000146677 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000146677 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000146677 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000146677 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.62%
C000045541 [Member] | Alimentation Couche Tard [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000045541 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000045541 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000045541 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000045541 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000045541 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000045541 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000045541 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000045541 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000045541 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000045541 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000045541 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000045541 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000045541 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000045541 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000045541 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000045541 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000045541 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000045541 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000045541 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.62%
C000066833 [Member] | Alimentation Couche Tard [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000066833 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000066833 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000066833 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000066833 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000066833 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000066833 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000066833 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000066833 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000066833 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000066833 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000066833 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000066833 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000066833 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000066833 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000066833 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000066833 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000066833 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000066833 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000066833 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.62%
C000017257 [Member] | Alimentation Couche Tard [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017257 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000017257 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000017257 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000017257 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000017257 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000017257 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017257 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000017257 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000017257 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000017257 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017257 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000017257 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000017257 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000017257 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000017257 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000017257 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000017257 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000017257 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017257 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.62%
C000017255 [Member] | Alimentation Couche Tard [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017255 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000017255 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000017255 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000017255 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000017255 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000017255 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017255 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000017255 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000017255 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000017255 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017255 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000017255 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000017255 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000017255 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000017255 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000017255 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000017255 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000017255 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017255 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.62%
C000017264 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000017264 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000017264 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000017264 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017264 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000017264 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017264 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
C000017264 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000017264 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000017264 [Member] | Texas Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000017264 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[1]
C000017264 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.67%	[1]
C000017264 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%	[1]
C000017264 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[1]
C000017264 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.86%	[1]
C000017266 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000017266 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000017266 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000017266 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017266 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000017266 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017266 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
C000017266 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000017266 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000017266 [Member] | Texas Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000017266 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[2]
C000017266 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.67%	[2]
C000017266 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%	[2]
C000017266 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[2]
C000017266 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.86%	[2]
C000017263 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000017263 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000017263 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000017263 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017263 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000017263 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017263 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
C000017263 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000017263 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000017263 [Member] | Texas Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000017263 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[3]
C000017263 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.67%	[3]
C000017263 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%	[3]
C000017263 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[3]
C000017263 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.86%	[3]
C000045542 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000045542 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000045542 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000045542 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000045542 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000045542 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000045542 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
C000045542 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000045542 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000045542 [Member] | Texas Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000045542 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[4]
C000045542 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.67%	[4]
C000045542 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%	[4]
C000045542 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[4]
C000045542 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.86%	[4]
C000146678 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000146678 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000146678 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000146678 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000146678 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000146678 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146678 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
C000146678 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000146678 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000146678 [Member] | Texas Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000146678 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[5]
C000146678 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.67%	[5]
C000146678 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%	[5]
C000146678 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[5]
C000146678 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.86%	[5]
C000017267 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000017267 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000017267 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000017267 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017267 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000017267 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017267 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
C000017267 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000017267 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000017267 [Member] | Texas Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000017267 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[6]
C000017267 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.67%	[6]
C000017267 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%	[6]
C000017267 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[6]
C000017267 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.86%	[6]
C000017272 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000017272 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000017272 [Member] | AAR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017272 [Member] | PriceSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000017272 [Member] | FirstCash Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000017272 [Member] | Everus Construction Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000017272 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000017272 [Member] | Mirum Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017272 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000017272 [Member] | Advanced Energy Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000017272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[7]
C000017272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[7]
C000017272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%	[7]
C000017272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.68%	[7]
C000017272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%	[7]
C000017272 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[7]
C000017272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[7]
C000017272 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%	[7]
C000017272 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[7]
C000146679 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000146679 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000146679 [Member] | AAR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000146679 [Member] | PriceSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000146679 [Member] | FirstCash Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000146679 [Member] | Everus Construction Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000146679 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000146679 [Member] | Mirum Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000146679 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000146679 [Member] | Advanced Energy Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000146679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[8]
C000146679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[8]
C000146679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%	[8]
C000146679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.68%	[8]
C000146679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%	[8]
C000146679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[8]
C000146679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[8]
C000146679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%	[8]
C000146679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[8]
C000045543 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000045543 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000045543 [Member] | AAR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000045543 [Member] | PriceSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000045543 [Member] | FirstCash Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000045543 [Member] | Everus Construction Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000045543 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000045543 [Member] | Mirum Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000045543 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000045543 [Member] | Advanced Energy Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000045543 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[9]
C000045543 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[9]
C000045543 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%	[9]
C000045543 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.68%	[9]
C000045543 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%	[9]
C000045543 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[9]
C000045543 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[9]
C000045543 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%	[9]
C000045543 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[9]
C000017268 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000017268 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000017268 [Member] | AAR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017268 [Member] | PriceSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000017268 [Member] | FirstCash Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000017268 [Member] | Everus Construction Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000017268 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000017268 [Member] | Mirum Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017268 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000017268 [Member] | Advanced Energy Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000017268 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[10]
C000017268 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[10]
C000017268 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%	[10]
C000017268 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.68%	[10]
C000017268 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%	[10]
C000017268 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[10]
C000017268 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[10]
C000017268 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%	[10]
C000017268 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[10]
C000017271 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000017271 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000017271 [Member] | AAR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017271 [Member] | PriceSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000017271 [Member] | FirstCash Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000017271 [Member] | Everus Construction Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000017271 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000017271 [Member] | Mirum Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017271 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000017271 [Member] | Advanced Energy Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000017271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[11]
C000017271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[11]
C000017271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%	[11]
C000017271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.68%	[11]
C000017271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%	[11]
C000017271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[11]
C000017271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[11]
C000017271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%	[11]
C000017271 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[11]
C000017269 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000017269 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000017269 [Member] | AAR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017269 [Member] | PriceSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000017269 [Member] | FirstCash Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000017269 [Member] | Everus Construction Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000017269 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000017269 [Member] | Mirum Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017269 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000017269 [Member] | Advanced Energy Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000017269 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[12]
C000017269 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[12]
C000017269 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%	[12]
C000017269 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.68%	[12]
C000017269 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%	[12]
C000017269 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[12]
C000017269 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[12]
C000017269 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%	[12]
C000017269 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[12]
C000017277 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000017277 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000017277 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
C000017277 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000017277 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000017277 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000017277 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000017277 [Member] | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000017277 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000017277 [Member] | Eaton [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000017277 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[13]
C000017277 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[13]
C000017277 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[13]
C000017277 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%	[13]
C000017277 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.42%	[13]
C000017277 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[13]
C000017277 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[13]
C000017277 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.13%	[13]
C000017277 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[13]
C000017279 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000017279 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000017279 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
C000017279 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000017279 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000017279 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000017279 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000017279 [Member] | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000017279 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000017279 [Member] | Eaton [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000017279 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[14]
C000017279 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[14]
C000017279 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[14]
C000017279 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%	[14]
C000017279 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.42%	[14]
C000017279 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[14]
C000017279 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[14]
C000017279 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.13%	[14]
C000017279 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[14]
C000122149 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000122149 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000122149 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
C000122149 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000122149 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000122149 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000122149 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000122149 [Member] | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000122149 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000122149 [Member] | Eaton [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000122149 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[15]
C000122149 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[15]
C000122149 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[15]
C000122149 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%	[15]
C000122149 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.42%	[15]
C000122149 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[15]
C000122149 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[15]
C000122149 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.13%	[15]
C000122149 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[15]
C000045545 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000045545 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000045545 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
C000045545 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000045545 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000045545 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000045545 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000045545 [Member] | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000045545 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000045545 [Member] | Eaton [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000045545 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[16]
C000045545 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[16]
C000045545 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[16]
C000045545 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%	[16]
C000045545 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.42%	[16]
C000045545 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[16]
C000045545 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[16]
C000045545 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.13%	[16]
C000045545 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[16]
C000146680 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000146680 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000146680 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
C000146680 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000146680 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000146680 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000146680 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000146680 [Member] | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000146680 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000146680 [Member] | Eaton [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000146680 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[17]
C000146680 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[17]
C000146680 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[17]
C000146680 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%	[17]
C000146680 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.42%	[17]
C000146680 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[17]
C000146680 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[17]
C000146680 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.13%	[17]
C000146680 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[17]
C000017280 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000017280 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000017280 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
C000017280 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000017280 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000017280 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000017280 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000017280 [Member] | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000017280 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000017280 [Member] | Eaton [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000017280 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[18]
C000017280 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[18]
C000017280 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[18]
C000017280 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%	[18]
C000017280 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.42%	[18]
C000017280 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[18]
C000017280 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[18]
C000017280 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.13%	[18]
C000017280 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[18]
C000017284 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017284 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000017284 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
C000017284 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000017284 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000017284 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
C000017284 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
C000017284 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.57%
C000017284 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000017284 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000146681 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000146681 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000146681 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
C000146681 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000146681 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000146681 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
C000146681 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
C000146681 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.57%
C000146681 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000146681 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000045546 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000045546 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000045546 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
C000045546 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000045546 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000045546 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
C000045546 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
C000045546 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.57%
C000045546 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000045546 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000122150 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000122150 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000122150 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
C000122150 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000122150 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000122150 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
C000122150 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
C000122150 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.57%
C000122150 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000122150 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017283 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017283 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000017283 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
C000017283 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000017283 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000017283 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
C000017283 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
C000017283 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.57%
C000017283 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000017283 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017281 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017281 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000017281 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
C000017281 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000017281 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000017281 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
C000017281 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
C000017281 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.57%
C000017281 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000017281 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017290 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000017290 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000017290 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.28%
C000017290 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%
C000017290 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.55%
C000017290 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000017290 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000017290 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000017290 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000017290 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000017290 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[19]
C000017290 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%	[19]
C000017290 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%	[19]
C000017290 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[19]
C000017290 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.42%	[19]
C000017290 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[19]
C000017290 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[19]
C000017290 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.15%	[19]
C000017290 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%	[19]
C000017292 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000017292 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000017292 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.28%
C000017292 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%
C000017292 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.55%
C000017292 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000017292 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000017292 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000017292 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000017292 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000017292 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[20]
C000017292 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%	[20]
C000017292 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%	[20]
C000017292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[20]
C000017292 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.42%	[20]
C000017292 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[20]
C000017292 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[20]
C000017292 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.15%	[20]
C000017292 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%	[20]
C000017289 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000017289 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000017289 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.28%
C000017289 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%
C000017289 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.55%
C000017289 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000017289 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000017289 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000017289 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000017289 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000017289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[21]
C000017289 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%	[21]
C000017289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%	[21]
C000017289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[21]
C000017289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.42%	[21]
C000017289 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[21]
C000017289 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[21]
C000017289 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.15%	[21]
C000017289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%	[21]
C000045547 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000045547 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000045547 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.28%
C000045547 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%
C000045547 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.55%
C000045547 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000045547 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000045547 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000045547 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000045547 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000045547 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[22]
C000045547 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%	[22]
C000045547 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%	[22]
C000045547 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[22]
C000045547 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.42%	[22]
C000045547 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[22]
C000045547 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[22]
C000045547 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.15%	[22]
C000045547 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%	[22]
C000146682 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000146682 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000146682 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.28%
C000146682 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%
C000146682 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.55%
C000146682 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000146682 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146682 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000146682 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000146682 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000146682 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[23]
C000146682 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%	[23]
C000146682 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%	[23]
C000146682 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[23]
C000146682 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.42%	[23]
C000146682 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[23]
C000146682 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[23]
C000146682 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.15%	[23]
C000146682 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%	[23]
C000017293 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000017293 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000017293 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.28%
C000017293 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%
C000017293 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.55%
C000017293 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000017293 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000017293 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000017293 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000017293 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000017293 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[24]
C000017293 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%	[24]
C000017293 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%	[24]
C000017293 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[24]
C000017293 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.42%	[24]
C000017293 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[24]
C000017293 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[24]
C000017293 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.15%	[24]
C000017293 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%	[24]
C000017302 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000017302 [Member] | Edwards Lifesciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017302 [Member] | Hilton Worldwide Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000017302 [Member] | LPL Financial Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000017302 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000017302 [Member] | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017302 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017302 [Member] | Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000017302 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000017302 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000017302 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.49%	[25]
C000017302 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[25]
C000017302 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%	[25]
C000017302 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.66%	[25]
C000017302 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.24%	[25]
C000017302 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[25]
C000017302 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[25]
C000017302 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[25]
C000017302 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[25]
C000146684 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000146684 [Member] | Edwards Lifesciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146684 [Member] | Hilton Worldwide Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000146684 [Member] | LPL Financial Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000146684 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000146684 [Member] | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146684 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000146684 [Member] | Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000146684 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000146684 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000146684 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.49%	[26]
C000146684 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[26]
C000146684 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%	[26]
C000146684 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.66%	[26]
C000146684 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.24%	[26]
C000146684 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[26]
C000146684 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[26]
C000146684 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[26]
C000146684 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[26]
C000045549 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000045549 [Member] | Edwards Lifesciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000045549 [Member] | Hilton Worldwide Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000045549 [Member] | LPL Financial Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000045549 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000045549 [Member] | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000045549 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000045549 [Member] | Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000045549 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000045549 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000045549 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.49%	[27]
C000045549 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[27]
C000045549 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%	[27]
C000045549 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.66%	[27]
C000045549 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.24%	[27]
C000045549 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[27]
C000045549 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[27]
C000045549 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[27]
C000045549 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[27]
C000017298 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000017298 [Member] | Edwards Lifesciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017298 [Member] | Hilton Worldwide Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000017298 [Member] | LPL Financial Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000017298 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000017298 [Member] | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017298 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017298 [Member] | Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000017298 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000017298 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000017298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.49%	[28]
C000017298 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[28]
C000017298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%	[28]
C000017298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.66%	[28]
C000017298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.24%	[28]
C000017298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[28]
C000017298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[28]
C000017298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[28]
C000017298 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[28]
C000017301 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000017301 [Member] | Edwards Lifesciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017301 [Member] | Hilton Worldwide Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000017301 [Member] | LPL Financial Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000017301 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000017301 [Member] | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017301 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017301 [Member] | Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000017301 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000017301 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000017301 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.49%	[29]
C000017301 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[29]
C000017301 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%	[29]
C000017301 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.66%	[29]
C000017301 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.24%	[29]
C000017301 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[29]
C000017301 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[29]
C000017301 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[29]
C000017301 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[29]
C000017299 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000017299 [Member] | Edwards Lifesciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017299 [Member] | Hilton Worldwide Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000017299 [Member] | LPL Financial Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000017299 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000017299 [Member] | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017299 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017299 [Member] | Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000017299 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000017299 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000017299 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.49%	[30]
C000017299 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[30]
C000017299 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%	[30]
C000017299 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.66%	[30]
C000017299 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.24%	[30]
C000017299 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[30]
C000017299 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[30]
C000017299 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[30]
C000017299 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[30]
C000030961 [Member] | Darling Ingredients [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000030961 [Member] | Neste [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000030961 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000030961 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000030961 [Member] | EDP Renovaveis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000030961 [Member] | Contemporary Amperex Technology Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000030961 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000030961 [Member] | NiSource [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000030961 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000030961 [Member] | NextEra Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000030961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[31]
C000030961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.37%	[31]
C000030961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[31]
C000030961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.12%	[31]
C000030961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%	[31]
C000030961 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.47%	[31]
C000030961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.35%	[31]
C000030961 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[31]
C000030963 [Member] | Darling Ingredients [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000030963 [Member] | Neste [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000030963 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000030963 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000030963 [Member] | EDP Renovaveis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000030963 [Member] | Contemporary Amperex Technology Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000030963 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000030963 [Member] | NiSource [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000030963 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000030963 [Member] | NextEra Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000030963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[32]
C000030963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.37%	[32]
C000030963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[32]
C000030963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.12%	[32]
C000030963 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%	[32]
C000030963 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.47%	[32]
C000030963 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.35%	[32]
C000030963 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[32]
C000122152 [Member] | Darling Ingredients [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000122152 [Member] | Neste [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000122152 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000122152 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000122152 [Member] | EDP Renovaveis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000122152 [Member] | Contemporary Amperex Technology Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000122152 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000122152 [Member] | NiSource [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000122152 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000122152 [Member] | NextEra Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000122152 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[33]
C000122152 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.37%	[33]
C000122152 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[33]
C000122152 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.12%	[33]
C000122152 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%	[33]
C000122152 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.47%	[33]
C000122152 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.35%	[33]
C000122152 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[33]
C000045550 [Member] | Darling Ingredients [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000045550 [Member] | Neste [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000045550 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000045550 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000045550 [Member] | EDP Renovaveis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000045550 [Member] | Contemporary Amperex Technology Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000045550 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000045550 [Member] | NiSource [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000045550 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000045550 [Member] | NextEra Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000045550 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[34]
C000045550 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.37%	[34]
C000045550 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[34]
C000045550 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.12%	[34]
C000045550 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%	[34]
C000045550 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.47%	[34]
C000045550 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.35%	[34]
C000045550 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[34]
C000146685 [Member] | Darling Ingredients [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000146685 [Member] | Neste [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000146685 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000146685 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000146685 [Member] | EDP Renovaveis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000146685 [Member] | Contemporary Amperex Technology Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000146685 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000146685 [Member] | NiSource [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000146685 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000146685 [Member] | NextEra Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000146685 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[35]
C000146685 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.37%	[35]
C000146685 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[35]
C000146685 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.12%	[35]
C000146685 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%	[35]
C000146685 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.47%	[35]
C000146685 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.35%	[35]
C000146685 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[35]
C000030964 [Member] | Darling Ingredients [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000030964 [Member] | Neste [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000030964 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000030964 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000030964 [Member] | EDP Renovaveis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000030964 [Member] | Contemporary Amperex Technology Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000030964 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000030964 [Member] | NiSource [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000030964 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000030964 [Member] | NextEra Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000030964 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[36]
C000030964 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.37%	[36]
C000030964 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[36]
C000030964 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.12%	[36]
C000030964 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%	[36]
C000030964 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.47%	[36]
C000030964 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.35%	[36]
C000030964 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[36]
C000073859 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000073859 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000073859 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073859 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000073859 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000073859 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000073859 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000073859 [Member] | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000073859 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000073859 [Member] | Eaton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000073859 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.63%
C000073859 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
C000073859 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000073859 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000073859 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000073859 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000073859 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.02%
C000073859 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.81%
C000073859 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000073859 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000146686 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000146686 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000146686 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000146686 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000146686 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000146686 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000146686 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000146686 [Member] | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000146686 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000146686 [Member] | Eaton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000146686 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.63%
C000146686 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
C000146686 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000146686 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000146686 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000146686 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000146686 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.02%
C000146686 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.81%
C000146686 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000146686 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000073858 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000073858 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000073858 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073858 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000073858 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000073858 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000073858 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000073858 [Member] | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000073858 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000073858 [Member] | Eaton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000073858 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.63%
C000073858 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
C000073858 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000073858 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000073858 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000073858 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000073858 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.02%
C000073858 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.81%
C000073858 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000073858 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000122153 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000122153 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000122153 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122153 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000122153 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000122153 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000122153 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000122153 [Member] | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000122153 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000122153 [Member] | Eaton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000122153 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.63%
C000122153 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
C000122153 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000122153 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000122153 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000122153 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000122153 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.02%
C000122153 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.81%
C000122153 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000122153 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000073856 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000073856 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000073856 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073856 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000073856 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000073856 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000073856 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000073856 [Member] | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000073856 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000073856 [Member] | Eaton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000073856 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.63%
C000073856 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
C000073856 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000073856 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000073856 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000073856 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000073856 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.02%
C000073856 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.81%
C000073856 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000073856 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000073854 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000073854 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000073854 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073854 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000073854 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000073854 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000073854 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000073854 [Member] | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000073854 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000073854 [Member] | Eaton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000073854 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.63%
C000073854 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
C000073854 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000073854 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000073854 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000073854 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000073854 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.02%
C000073854 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.81%
C000073854 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000073854 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000073860 [Member] | Alimentation Couche Tard [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000073860 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000073860 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000073860 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000073860 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073860 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000073860 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000073860 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000073860 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000073860 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000073860 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.15%	[37]
C000073860 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%	[37]
C000073860 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%	[37]
C000073860 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%	[37]
C000073860 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[37]
C000073860 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[37]
C000073860 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%	[37]
C000073860 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.38%	[37]
C000073860 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[37]
C000073860 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[37]
C000073860 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000073860 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000073860 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073860 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000073860 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073860 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000073860 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000073860 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000073860 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000073860 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.38%
C000073863 [Member] | Alimentation Couche Tard [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000073863 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000073863 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000073863 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000073863 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073863 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000073863 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000073863 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000073863 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000073863 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000073863 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.15%	[38]
C000073863 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%	[38]
C000073863 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%	[38]
C000073863 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%	[38]
C000073863 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[38]
C000073863 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[38]
C000073863 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%	[38]
C000073863 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.38%	[38]
C000073863 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[38]
C000073863 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[38]
C000073863 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000073863 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000073863 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073863 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000073863 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073863 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000073863 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000073863 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000073863 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000073863 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.38%
C000122154 [Member] | Alimentation Couche Tard [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000122154 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000122154 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000122154 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000122154 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122154 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000122154 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000122154 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000122154 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000122154 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000122154 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.15%	[39]
C000122154 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%	[39]
C000122154 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%	[39]
C000122154 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%	[39]
C000122154 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[39]
C000122154 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[39]
C000122154 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%	[39]
C000122154 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.38%	[39]
C000122154 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[39]
C000122154 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[39]
C000122154 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000122154 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000122154 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000122154 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000122154 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000122154 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000122154 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000122154 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000122154 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000122154 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.38%
C000073865 [Member] | Alimentation Couche Tard [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000073865 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000073865 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000073865 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000073865 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073865 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000073865 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000073865 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000073865 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000073865 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000073865 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.15%	[40]
C000073865 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%	[40]
C000073865 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%	[40]
C000073865 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%	[40]
C000073865 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[40]
C000073865 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[40]
C000073865 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%	[40]
C000073865 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.38%	[40]
C000073865 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[40]
C000073865 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[40]
C000073865 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000073865 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000073865 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073865 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000073865 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073865 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000073865 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000073865 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000073865 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000073865 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.38%
C000146687 [Member] | Alimentation Couche Tard [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000146687 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000146687 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000146687 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000146687 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000146687 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000146687 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000146687 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000146687 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000146687 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000146687 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.15%	[41]
C000146687 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%	[41]
C000146687 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%	[41]
C000146687 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%	[41]
C000146687 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[41]
C000146687 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[41]
C000146687 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%	[41]
C000146687 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.38%	[41]
C000146687 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[41]
C000146687 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[41]
C000146687 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000146687 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000146687 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000146687 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000146687 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000146687 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000146687 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000146687 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000146687 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000146687 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.38%
C000073861 [Member] | Alimentation Couche Tard [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000073861 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000073861 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000073861 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000073861 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073861 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000073861 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000073861 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000073861 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000073861 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000073861 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.15%	[42]
C000073861 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%	[42]
C000073861 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%	[42]
C000073861 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%	[42]
C000073861 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[42]
C000073861 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[42]
C000073861 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%	[42]
C000073861 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.38%	[42]
C000073861 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[42]
C000073861 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[42]
C000073861 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000073861 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000073861 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073861 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000073861 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073861 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000073861 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000073861 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000073861 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000073861 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.38%
C000073889 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
C000073889 [Member] | FirstRand [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000073889 [Member] | PICC Property And Casualty Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000073889 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073889 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000073889 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000073889 [Member] | Powszechny Zaklad Ubezpieczen [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000073889 [Member] | Petroleo Brasileiro [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000073889 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000073889 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000073889 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[43]
C000073889 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[43]
C000073889 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%	[43]
C000073889 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.77%	[43]
C000073889 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[43]
C000073889 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[43],[44]
C000073889 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.41%	[43]
C000073889 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%	[43]
C000073889 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[43]
C000073889 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[43]
C000073889 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.23%
C000073889 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.77%
C000073889 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000073889 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000073889 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000073889 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000073889 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000073889 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.67%
C000073889 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000073889 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000146689 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
C000146689 [Member] | FirstRand [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000146689 [Member] | PICC Property And Casualty Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000146689 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000146689 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000146689 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000146689 [Member] | Powszechny Zaklad Ubezpieczen [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000146689 [Member] | Petroleo Brasileiro [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000146689 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000146689 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000146689 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[45]
C000146689 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[45]
C000146689 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%	[45]
C000146689 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.77%	[45]
C000146689 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[45]
C000146689 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[45],[46]
C000146689 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.41%	[45]
C000146689 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%	[45]
C000146689 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[45]
C000146689 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[45]
C000146689 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.23%
C000146689 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.77%
C000146689 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000146689 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000146689 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000146689 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000146689 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000146689 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.67%
C000146689 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000146689 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000073894 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
C000073894 [Member] | FirstRand [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000073894 [Member] | PICC Property And Casualty Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000073894 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073894 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000073894 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000073894 [Member] | Powszechny Zaklad Ubezpieczen [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000073894 [Member] | Petroleo Brasileiro [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000073894 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000073894 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000073894 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[47]
C000073894 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[47]
C000073894 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%	[47]
C000073894 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.77%	[47]
C000073894 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[47]
C000073894 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[47],[48]
C000073894 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.41%	[47]
C000073894 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%	[47]
C000073894 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[47]
C000073894 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[47]
C000073894 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.23%
C000073894 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.77%
C000073894 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000073894 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000073894 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000073894 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000073894 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000073894 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.67%
C000073894 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000073894 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000122158 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
C000122158 [Member] | FirstRand [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000122158 [Member] | PICC Property And Casualty Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000122158 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000122158 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000122158 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000122158 [Member] | Powszechny Zaklad Ubezpieczen [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000122158 [Member] | Petroleo Brasileiro [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000122158 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122158 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000122158 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[49]
C000122158 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[49]
C000122158 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%	[49]
C000122158 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.77%	[49]
C000122158 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[49]
C000122158 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[49],[50]
C000122158 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.41%	[49]
C000122158 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%	[49]
C000122158 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[49]
C000122158 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[49]
C000122158 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.23%
C000122158 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.77%
C000122158 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000122158 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000122158 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000122158 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000122158 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000122158 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.67%
C000122158 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000122158 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000073892 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
C000073892 [Member] | FirstRand [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000073892 [Member] | PICC Property And Casualty Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000073892 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073892 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000073892 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000073892 [Member] | Powszechny Zaklad Ubezpieczen [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000073892 [Member] | Petroleo Brasileiro [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000073892 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000073892 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000073892 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[51]
C000073892 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[51]
C000073892 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%	[51]
C000073892 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.77%	[51]
C000073892 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[51]
C000073892 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[51],[52]
C000073892 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.41%	[51]
C000073892 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%	[51]
C000073892 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[51]
C000073892 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[51]
C000073892 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.23%
C000073892 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.77%
C000073892 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000073892 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000073892 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000073892 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000073892 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000073892 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.67%
C000073892 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000073892 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000073890 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
C000073890 [Member] | FirstRand [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000073890 [Member] | PICC Property And Casualty Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000073890 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073890 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000073890 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000073890 [Member] | Powszechny Zaklad Ubezpieczen [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000073890 [Member] | Petroleo Brasileiro [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000073890 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000073890 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000073890 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[53]
C000073890 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[53]
C000073890 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%	[53]
C000073890 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.77%	[53]
C000073890 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[53]
C000073890 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[53],[54]
C000073890 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.41%	[53]
C000073890 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%	[53]
C000073890 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[53]
C000073890 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[53]
C000073890 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.23%
C000073890 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.77%
C000073890 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000073890 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000073890 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000073890 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000073890 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000073890 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.67%
C000073890 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000073890 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000073896 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
C000073896 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
C000073896 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000073896 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000073896 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000073896 [Member] | Iron Mountain [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000073896 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000073896 [Member] | American Healthcare REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000073896 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000073896 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000073896 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.18%	[55]
C000073896 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[55]
C000073896 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[55]
C000073896 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%	[55]
C000073896 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[55]
C000073896 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%	[55]
C000073896 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[55]
C000073896 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[55]
C000073896 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[55]
C000073896 [Member] | REIT Telecom Tower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[55]
C000073898 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
C000073898 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
C000073898 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000073898 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000073898 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000073898 [Member] | Iron Mountain [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000073898 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000073898 [Member] | American Healthcare REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000073898 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000073898 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000073898 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.18%	[56]
C000073898 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[56]
C000073898 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[56]
C000073898 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%	[56]
C000073898 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[56]
C000073898 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%	[56]
C000073898 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[56]
C000073898 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[56]
C000073898 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[56]
C000073898 [Member] | REIT Telecom Tower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[56]
C000073901 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
C000073901 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
C000073901 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000073901 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000073901 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000073901 [Member] | Iron Mountain [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000073901 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000073901 [Member] | American Healthcare REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000073901 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000073901 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000073901 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.18%	[57]
C000073901 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[57]
C000073901 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[57]
C000073901 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%	[57]
C000073901 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[57]
C000073901 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%	[57]
C000073901 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[57]
C000073901 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[57]
C000073901 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[57]
C000073901 [Member] | REIT Telecom Tower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[57]
C000073900 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
C000073900 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
C000073900 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000073900 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000073900 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000073900 [Member] | Iron Mountain [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000073900 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000073900 [Member] | American Healthcare REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000073900 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000073900 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000073900 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.18%	[58]
C000073900 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[58]
C000073900 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[58]
C000073900 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%	[58]
C000073900 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[58]
C000073900 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%	[58]
C000073900 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[58]
C000073900 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[58]
C000073900 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[58]
C000073900 [Member] | REIT Telecom Tower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[58]
C000146690 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
C000146690 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
C000146690 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000146690 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000146690 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000146690 [Member] | Iron Mountain [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146690 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000146690 [Member] | American Healthcare REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000146690 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000146690 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000146690 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.18%	[59]
C000146690 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[59]
C000146690 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[59]
C000146690 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%	[59]
C000146690 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[59]
C000146690 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%	[59]
C000146690 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[59]
C000146690 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[59]
C000146690 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[59]
C000146690 [Member] | REIT Telecom Tower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[59]
C000073895 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
C000073895 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
C000073895 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000073895 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000073895 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000073895 [Member] | Iron Mountain [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000073895 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000073895 [Member] | American Healthcare REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000073895 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000073895 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000073895 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.18%	[60]
C000073895 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[60]
C000073895 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[60]
C000073895 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%	[60]
C000073895 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[60]
C000073895 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%	[60]
C000073895 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[60]
C000073895 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[60]
C000073895 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[60]
C000073895 [Member] | REIT Telecom Tower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[60]
C000073902 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000073902 [Member] | WESCO International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000073902 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000073902 [Member] | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000073902 [Member] | MACOM Technology Solutions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000073902 [Member] | Permian Resources Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000073902 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000073902 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000073902 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000073902 [Member] | Coherent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000073902 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.77%	[61]
C000073902 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[61]
C000073902 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[61]
C000073902 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.07%	[61]
C000073902 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.89%	[61]
C000073902 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[61]
C000073902 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[61]
C000073902 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%	[61]
C000073902 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[61]
C000073902 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[61]
C000073902 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[61]
C000146691 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000146691 [Member] | WESCO International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000146691 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000146691 [Member] | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000146691 [Member] | MACOM Technology Solutions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000146691 [Member] | Permian Resources Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000146691 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000146691 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000146691 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000146691 [Member] | Coherent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000146691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.77%	[62]
C000146691 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[62]
C000146691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[62]
C000146691 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.07%	[62]
C000146691 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.89%	[62]
C000146691 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[62]
C000146691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[62]
C000146691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%	[62]
C000146691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[62]
C000146691 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[62]
C000146691 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[62]
C000073907 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000073907 [Member] | WESCO International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000073907 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000073907 [Member] | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000073907 [Member] | MACOM Technology Solutions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000073907 [Member] | Permian Resources Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000073907 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000073907 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000073907 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000073907 [Member] | Coherent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000073907 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.77%	[63]
C000073907 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[63]
C000073907 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[63]
C000073907 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.07%	[63]
C000073907 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.89%	[63]
C000073907 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[63]
C000073907 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[63]
C000073907 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%	[63]
C000073907 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[63]
C000073907 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[63]
C000073907 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[63]
C000122159 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000122159 [Member] | WESCO International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000122159 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000122159 [Member] | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000122159 [Member] | MACOM Technology Solutions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000122159 [Member] | Permian Resources Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000122159 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000122159 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000122159 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000122159 [Member] | Coherent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000122159 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.77%	[64]
C000122159 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[64]
C000122159 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[64]
C000122159 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.07%	[64]
C000122159 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.89%	[64]
C000122159 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[64]
C000122159 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[64]
C000122159 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%	[64]
C000122159 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[64]
C000122159 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[64]
C000122159 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[64]
C000073905 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000073905 [Member] | WESCO International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000073905 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000073905 [Member] | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000073905 [Member] | MACOM Technology Solutions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000073905 [Member] | Permian Resources Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000073905 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000073905 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000073905 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000073905 [Member] | Coherent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000073905 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.77%	[65]
C000073905 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[65]
C000073905 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[65]
C000073905 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.07%	[65]
C000073905 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.89%	[65]
C000073905 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[65]
C000073905 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[65]
C000073905 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%	[65]
C000073905 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[65]
C000073905 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[65]
C000073905 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[65]
C000073903 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000073903 [Member] | WESCO International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000073903 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000073903 [Member] | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000073903 [Member] | MACOM Technology Solutions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000073903 [Member] | Permian Resources Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000073903 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000073903 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000073903 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000073903 [Member] | Coherent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000073903 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.77%	[66]
C000073903 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[66]
C000073903 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[66]
C000073903 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.07%	[66]
C000073903 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.89%	[66]
C000073903 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[66]
C000073903 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[66]
C000073903 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%	[66]
C000073903 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[66]
C000073903 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[66]
C000073903 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[66]
C000073942 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
C000073942 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000073942 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073942 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000073942 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000073942 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000073942 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000073942 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000073942 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000073942 [Member] | Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000073942 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000073942 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000073942 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000073942 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000073942 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000073942 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000073942 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.01%
C000073942 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000073942 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000073942 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000073939 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
C000073939 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000073939 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073939 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000073939 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000073939 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000073939 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000073939 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000073939 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000073939 [Member] | Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000073939 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000073939 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000073939 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000073939 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000073939 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000073939 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000073939 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.01%
C000073939 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000073939 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000073939 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000122165 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
C000122165 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000122165 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122165 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000122165 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000122165 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000122165 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000122165 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000122165 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000122165 [Member] | Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000122165 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000122165 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000122165 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000122165 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000122165 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000122165 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000122165 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.01%
C000122165 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000122165 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000122165 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000073940 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
C000073940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000073940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073940 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000073940 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000073940 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000073940 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000073940 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000073940 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000073940 [Member] | Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000073940 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000073940 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000073940 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000073940 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000073940 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000073940 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000073940 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.01%
C000073940 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000073940 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000073940 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000146697 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
C000146697 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000146697 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000146697 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000146697 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000146697 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000146697 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000146697 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000146697 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000146697 [Member] | Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000146697 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000146697 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000146697 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000146697 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000146697 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000146697 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000146697 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.01%
C000146697 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000146697 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000146697 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000073941 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
C000073941 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000073941 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073941 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000073941 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000073941 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000073941 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000073941 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000073941 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000073941 [Member] | Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000073941 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000073941 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000073941 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000073941 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000073941 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000073941 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000073941 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.01%
C000073941 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000073941 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000073941 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000073948 [Member] | Canadian Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000073948 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073948 [Member] | Glencore [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000073948 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000073948 [Member] | Core Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000073948 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000073948 [Member] | BP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073948 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000073948 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000073948 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000073948 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[67]
C000073948 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[67]
C000073948 [Member] | Paper Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[67]
C000073948 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[67]
C000073948 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[67]
C000073948 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%	[67]
C000073948 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[67]
C000073948 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%	[67]
C000073948 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%	[67]
C000073948 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.12%	[67]
C000146698 [Member] | Canadian Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000146698 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000146698 [Member] | Glencore [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000146698 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000146698 [Member] | Core Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000146698 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000146698 [Member] | BP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000146698 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000146698 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000146698 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000146698 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[68]
C000146698 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[68]
C000146698 [Member] | Paper Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[68]
C000146698 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[68]
C000146698 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[68]
C000146698 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%	[68]
C000146698 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[68]
C000146698 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%	[68]
C000146698 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%	[68]
C000146698 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.12%	[68]
C000073946 [Member] | Canadian Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000073946 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073946 [Member] | Glencore [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000073946 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000073946 [Member] | Core Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000073946 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000073946 [Member] | BP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073946 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000073946 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000073946 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000073946 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[69]
C000073946 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[69]
C000073946 [Member] | Paper Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[69]
C000073946 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[69]
C000073946 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[69]
C000073946 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%	[69]
C000073946 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[69]
C000073946 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%	[69]
C000073946 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%	[69]
C000073946 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.12%	[69]
C000073947 [Member] | Canadian Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000073947 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073947 [Member] | Glencore [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000073947 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000073947 [Member] | Core Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000073947 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000073947 [Member] | BP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073947 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000073947 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000073947 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000073947 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[70]
C000073947 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[70]
C000073947 [Member] | Paper Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[70]
C000073947 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[70]
C000073947 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[70]
C000073947 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%	[70]
C000073947 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[70]
C000073947 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%	[70]
C000073947 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%	[70]
C000073947 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.12%	[70]
C000073944 [Member] | Canadian Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000073944 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073944 [Member] | Glencore [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000073944 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000073944 [Member] | Core Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000073944 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000073944 [Member] | BP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073944 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000073944 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000073944 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000073944 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[71]
C000073944 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[71]
C000073944 [Member] | Paper Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[71]
C000073944 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[71]
C000073944 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[71]
C000073944 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%	[71]
C000073944 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[71]
C000073944 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%	[71]
C000073944 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%	[71]
C000073944 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.12%	[71]
C000073949 [Member] | Canadian Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000073949 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073949 [Member] | Glencore [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000073949 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000073949 [Member] | Core Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000073949 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000073949 [Member] | BP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073949 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000073949 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000073949 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000073949 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[72]
C000073949 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[72]
C000073949 [Member] | Paper Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[72]
C000073949 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[72]
C000073949 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[72]
C000073949 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%	[72]
C000073949 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[72]
C000073949 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%	[72]
C000073949 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%	[72]
C000073949 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.12%	[72]
C000073961 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000073961 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000073961 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000073961 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000073961 [Member] | SMC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000073961 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000073961 [Member] | ASML Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000073961 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000073961 [Member] | Prudential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073961 [Member] | SLB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073961 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[73]
C000073961 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[73]
C000073961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%	[73]
C000073961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%	[73]
C000073961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.57%	[73]
C000073961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[73]
C000073961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[73]
C000073961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.47%	[73]
C000073961 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[73]
C000073961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[73]
C000073961 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[73]
C000073961 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.62%
C000073961 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000073961 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000073961 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000073961 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000073961 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000073961 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000073961 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.15%
C000073961 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000073961 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000073958 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000073958 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000073958 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000073958 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000073958 [Member] | SMC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000073958 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000073958 [Member] | ASML Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000073958 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000073958 [Member] | Prudential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073958 [Member] | SLB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073958 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[74]
C000073958 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[74]
C000073958 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%	[74]
C000073958 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%	[74]
C000073958 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.57%	[74]
C000073958 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[74]
C000073958 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[74]
C000073958 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.47%	[74]
C000073958 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[74]
C000073958 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[74]
C000073958 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[74]
C000073958 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.62%
C000073958 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000073958 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000073958 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000073958 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000073958 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000073958 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000073958 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.15%
C000073958 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000073958 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000122166 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000122166 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000122166 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000122166 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122166 [Member] | SMC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000122166 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000122166 [Member] | ASML Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000122166 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000122166 [Member] | Prudential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000122166 [Member] | SLB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000122166 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[75]
C000122166 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[75]
C000122166 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%	[75]
C000122166 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%	[75]
C000122166 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.57%	[75]
C000122166 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[75]
C000122166 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[75]
C000122166 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.47%	[75]
C000122166 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[75]
C000122166 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[75]
C000122166 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[75]
C000122166 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.62%
C000122166 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000122166 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000122166 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000122166 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000122166 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000122166 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000122166 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.15%
C000122166 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000122166 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000073960 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000073960 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000073960 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000073960 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000073960 [Member] | SMC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000073960 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000073960 [Member] | ASML Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000073960 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000073960 [Member] | Prudential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073960 [Member] | SLB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[76]
C000073960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[76]
C000073960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%	[76]
C000073960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%	[76]
C000073960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.57%	[76]
C000073960 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[76]
C000073960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[76]
C000073960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.47%	[76]
C000073960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[76]
C000073960 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[76]
C000073960 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[76]
C000073960 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.62%
C000073960 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000073960 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000073960 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000073960 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000073960 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000073960 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000073960 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.15%
C000073960 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000073960 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000146700 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000146700 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000146700 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000146700 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146700 [Member] | SMC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000146700 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000146700 [Member] | ASML Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000146700 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000146700 [Member] | Prudential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000146700 [Member] | SLB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000146700 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[77]
C000146700 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[77]
C000146700 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%	[77]
C000146700 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%	[77]
C000146700 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.57%	[77]
C000146700 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[77]
C000146700 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[77]
C000146700 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.47%	[77]
C000146700 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[77]
C000146700 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[77]
C000146700 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[77]
C000146700 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.62%
C000146700 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000146700 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000146700 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000146700 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000146700 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000146700 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000146700 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.15%
C000146700 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000146700 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000073956 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000073956 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000073956 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000073956 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000073956 [Member] | SMC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000073956 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000073956 [Member] | ASML Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000073956 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000073956 [Member] | Prudential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073956 [Member] | SLB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[78]
C000073956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[78]
C000073956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%	[78]
C000073956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%	[78]
C000073956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.57%	[78]
C000073956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[78]
C000073956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[78]
C000073956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.47%	[78]
C000073956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[78]
C000073956 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[78]
C000073956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[78]
C000073956 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.62%
C000073956 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000073956 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000073956 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000073956 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000073956 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000073956 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000073956 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.15%
C000073956 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000073956 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000146480 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000146480 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146480 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146480 [Member] | Avery Dennison [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146480 [Member] | Travel Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146480 [Member] | Royalty Pharma Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146480 [Member] | Watsco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146480 [Member] | TE Connectivity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146480 [Member] | Microchip Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000146480 [Member] | nVent Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000146480 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%	[79]
C000146480 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%	[79]
C000146480 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.61%	[79]
C000146480 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%	[79]
C000146480 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%	[79]
C000146480 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[79]
C000146480 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[79]
C000146480 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[79]
C000146480 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[79]
C000146480 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%	[79]
C000146481 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000146481 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146481 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146481 [Member] | Avery Dennison [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146481 [Member] | Travel Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146481 [Member] | Royalty Pharma Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146481 [Member] | Watsco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146481 [Member] | TE Connectivity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146481 [Member] | Microchip Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000146481 [Member] | nVent Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000146481 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%	[80]
C000146481 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%	[80]
C000146481 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.61%	[80]
C000146481 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%	[80]
C000146481 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%	[80]
C000146481 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[80]
C000146481 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[80]
C000146481 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[80]
C000146481 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[80]
C000146481 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%	[80]
C000146478 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000146478 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146478 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146478 [Member] | Avery Dennison [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146478 [Member] | Travel Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146478 [Member] | Royalty Pharma Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146478 [Member] | Watsco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146478 [Member] | TE Connectivity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146478 [Member] | Microchip Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000146478 [Member] | nVent Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000146478 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%	[81]
C000146478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%	[81]
C000146478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.61%	[81]
C000146478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%	[81]
C000146478 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%	[81]
C000146478 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[81]
C000146478 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[81]
C000146478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[81]
C000146478 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[81]
C000146478 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%	[81]
C000146479 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000146479 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146479 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146479 [Member] | Avery Dennison [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146479 [Member] | Travel Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146479 [Member] | Royalty Pharma Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146479 [Member] | Watsco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146479 [Member] | TE Connectivity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146479 [Member] | Microchip Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000146479 [Member] | nVent Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000146479 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%	[82]
C000146479 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%	[82]
C000146479 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.61%	[82]
C000146479 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%	[82]
C000146479 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%	[82]
C000146479 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[82]
C000146479 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[82]
C000146479 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[82]
C000146479 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[82]
C000146479 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%	[82]
C000146476 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000146476 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146476 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146476 [Member] | Avery Dennison [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146476 [Member] | Travel Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146476 [Member] | Royalty Pharma Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146476 [Member] | Watsco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146476 [Member] | TE Connectivity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146476 [Member] | Microchip Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000146476 [Member] | nVent Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000146476 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%	[83]
C000146476 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%	[83]
C000146476 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.61%	[83]
C000146476 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%	[83]
C000146476 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%	[83]
C000146476 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[83]
C000146476 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[83]
C000146476 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[83]
C000146476 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[83]
C000146476 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%	[83]
C000146475 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000146475 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146475 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146475 [Member] | Avery Dennison [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146475 [Member] | Travel Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146475 [Member] | Royalty Pharma Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146475 [Member] | Watsco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146475 [Member] | TE Connectivity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146475 [Member] | Microchip Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000146475 [Member] | nVent Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000146475 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%	[84]
C000146475 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%	[84]
C000146475 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.61%	[84]
C000146475 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%	[84]
C000146475 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%	[84]
C000146475 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[84]
C000146475 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[84]
C000146475 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[84]
C000146475 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[84]
C000146475 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%	[84]

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[8]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[9]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[10]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[11]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[12]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[13]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[14]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[15]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[16]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[17]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[18]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[19]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[20]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[21]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[22]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[23]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[24]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[25]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[26]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[27]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[28]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[29]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[30]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[31]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[32]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[33]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[34]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[35]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[36]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[37]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[38]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[39]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[40]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[41]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[42]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[43]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[44]	Amount is less than 0.005%.
[45]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[46]	Amount is less than 0.005%.
[47]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[48]	Amount is less than 0.005%.
[49]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[50]	Amount is less than 0.005%.
[51]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[52]	Amount is less than 0.005%.
[53]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[54]	Amount is less than 0.005%.
[55]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[56]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[57]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[58]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[59]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[60]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[61]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[62]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[63]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[64]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[65]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[66]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[67]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[68]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[69]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[70]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[71]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[72]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[73]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[74]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[75]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[76]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[77]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[78]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[79]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[80]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[81]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[82]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[83]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[84]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.